Property and Equipment	12 Months Ended
Dec. 30, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consists of the following at December 30, 2013 and December 31, 2012:

	2013	2012
Buildings under deemed landlord financing	$16,150,000	$9,300,000
Leasehold improvements	50,586,657	31,704,258
Machinery and equipment	12,399,544	8,259,508
Furniture and fixtures	2,669,189	2,127,642
Automobiles	2,281,816	1,684,047
Computer equipment	3,395,473	2,430,521
Construction in progress	6,256,571	2,641,429
Total Property and equipment, gross	93,739,250	58,147,405
Less: Accumulated depreciation	(15,109,881)	(9,932,466)
Total Property and equipment, net	$78,629,369	$48,214,939

Depreciation expense was $5.9 million, $3.8 million and $2.8 million for the years ended December 30, 2013, December 31, 2012 and December 26, 2011, respectively.
As a result of the application of build-to-suit lease guidance contained in ASC 840, Leases, we have determined that we are the accounting owner of a total of 31 and 18 landlord shell buildings under deemed landlord financing as of December 30, 2013 and December 31, 2012, respectively. There are six and three of these buildings under construction as of December 30, 2013 and December 31, 2012. We have recorded these as buildings under deemed landlord financing in the table above. We capitalize the landlord's estimated construction costs of the shell building. See Note 10 for additional information.
We capitalize internal payroll and payroll related costs directly related to the successful development, design and construction of our new restaurants. Capitalized internal payroll costs were $0.2 million, $0.06 million and $0.07 million for the years ended December 30, 2013, December 31, 2012 and December 26, 2011, respectively.
We capitalize interest incurred on funds used to construct Company-owned restaurants. We amortize over the estimated useful life of the related assets. Capitalized interest totaled $0.2 million, $0.09 million and $0.08 million for the years ended December 30, 2013, December 31, 2012 and December 26, 2011, respectively.